CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	¥ 1,076,591,430	$ 168,940,688	¥ 1,031,323,444	¥ 758,887,906
Cost and expenses:
Cost of revenues	(728,065,167)	(114,249,312)	(720,370,586)	(546,211,172)
Selling and marketing expenses	(220,464,208)	(34,595,645)	(187,281,558)	(119,436,794)
Technology and development expenses	(219,741,246)	(34,482,197)	(149,255,609)	(129,651,820)
General and administrative expenses	(109,099,156)	(17,120,038)	(209,086,316)	(24,439,169)
Impairment of intangible assets	(2,915,000)	(457,427)	0	0
Impairment of goodwill	(106,949,249)	(16,782,671)
Total cost and expenses	(1,387,234,026)	(217,687,290)	(1,265,994,069)	(819,738,955)
Operating loss	(310,642,596)	(48,746,602)	(234,670,625)	(60,851,049)
Changes in fair value of financial instruments			(5,247)	(9,024,437)
Gain (loss) on disposal of an investment security	(50,000)	(7,846)	4,863,233
Gain on extinguishment of a convertible debt				8,986,048
Interest income	1,889,658	296,529	6,517,961	8,890,484
Loss before income taxes	(308,802,938)	(48,457,919)	(223,294,678)	(51,998,954)
Income tax (expense) benefit	(821,006)	(128,834)	1,441,814	(930,554)
Net loss	(309,623,944)	(48,586,753)	(221,852,864)	(52,929,508)
(Accretion) reversal of accretion and modification of Redeemable Convertible Preferred Shares to redemption value			244,080,678	(631,005,563)
Net (loss) income available for distribution	¥ (309,623,944)	$ (48,586,753)	¥ 22,227,814	¥ (683,935,071)
Net (loss) income per Class A and Class B Ordinary Share
-Basic | (per share)	¥ (16.00)	$ (2.51)	¥ 1.30	¥ (121.81)
-Diluted | (per share)	¥ (16.00)	$ (2.51)	¥ (14.63)	¥ (121.81)
Weighted average number of Class A and Class B Ordinary Share and ordinary share equivalents outstanding used in computing net (loss) income per Class A and Class B Ordinary Share
-Basic | shares	19,352,595	19,352,595	11,974,046	5,614,840
-Diluted | shares	19,352,595	19,352,595	15,208,426	5,614,840
Other comprehensive loss
Unrealized gains on an available-for-sale investment, net of nil income taxes			¥ 1,456,370	¥ 1,591,098
Reclassification adjustment for gains on available-for-sale investment realized in net income, net of nil income taxes			(4,863,233)
Foreign currency translation adjustment, net of nil income taxes	¥ (17,598,892)	$ (2,761,650)	(63,005,931)	(20,118,769)
Comprehensive loss	¥ (327,222,836)	$ (51,348,403)	¥ (288,265,658)	¥ (71,457,179)